Subsequent Events	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Subsequent Events [Abstract]
Subsequent Events

Note 21 — Subsequent Events

In July 2025, the Company entered into loans with two unaffiliated investors for net proceeds of $600. The loans are unsecured and mature at various dates through June 2026. The Company also entered into a new loan with an existing unaffiliated lender with a principal amount of $1,150 for net proceeds to the Company (after repayment of an existing loan) of $611. The loan is payable in weekly installments through February 2026.

In July 2025, the Company also entered into new agreements for the sale and purchase of future receivables with two existing unaffiliated investors. Aggregate net proceeds to the Company, after repayment of amounts owed to the same investors, were $500. Amounts borrowed under these agreements are payable in weekly installments through March 2026.

Lendspark Financing

On August 13, 2025, the Company entered into a Securities Purchase Agreement with Lendspark Corporation (the “Lendspark Purchase Agreement”), pursuant to which it issued a senior secured promissory note (the “Lendspark Note”) in the principal amount of $550. The Lendspark Note bears a fixed annual interest rate and matures twelve months from issuance. As part of the financing, the Company issued 150,000 shares of its Class A Common Stock as commitment shares (the “Lendspark Commitment Shares”), granted customary registration rights and provided a first-priority security interest in substantially all assets of the Company and its subsidiaries, subject to permitted liens. The Lendspark Note is convertible, at the option of Lendspark, into up to 2,500,000 shares of Class A Common Stock (the “Lendspark Conversion Shares”) at a fixed conversion price of $0.70 per share, subject to adjustment for stock splits, dividends, combinations, or similar events.

The Lendspark Note also contains “make-whole” provisions, which require the Company to issue additional shares of its Class A Common Stock (the “Lendspark Make-Whole Shares,” and together with the Lendspark Commitment Shares and the Lendspark Conversion Shares, the “Lendspark Shares”) (or, if necessary, make cash payments) to Lendspark if (i) the Company issues or sells shares or certain convertible securities to third parties at a price below $0.70 per share, subject to certain exceptions, including issuances in connection with mergers, acquisitions, or strategic transactions, and (ii) if the price of the Company’s Class A Common Stock is lower at the time it is required to issue the Lendspark Commitment Shares without a legend than the price on the date of the Lendspark Purchase Agreement.

The maximum number of shares issuable under the terms of the Lendspark Note is subject to a beneficial ownership limitation of 4.99% and an exchange cap of 5,747,105 shares, which amount may be increased if the Company obtains stockholder approval of an increase in the exchange cap. The aggregate cash payments under the make-whole provisions are capped at $700.

Maxim Agreement

On August 13, 2025, the Company entered into a Business Loan and Security Agreement (the “Maxim Agreement”) with Maximcash Solutions LLC (“Maxim”), pursuant to which it received $600 in loan proceeds. The loan is secured by a security interest in all of the Company’s assets. Maxim was also granted customary registration rights.

As part of the financing, the Company issued 193,750 shares of its Class A Common Stock to Maxim as commitment shares (the “Maxim Commitment Shares”). In addition, the Company issued 1,500,000 shares of Class A Common Stock to Maxim (the “Maxim Pledge Shares” and together with the Maxim Commitment Shares, the “Maxim Shares”) which were pledged as additional collateral under a stock pledge agreement (the “Maxim Stock Pledge Agreement”). The Maxim Pledge Shares may only be transferred or sold by Maxim in the event of a default under the Maxim Agreement. While the Maxim Pledge Shares are held as collateral, Maxim has been granted an irrevocable proxy to vote such shares.

August 2025 Stock Purchase Agreement

On August 15, 2025, the Company entered into a Stock Purchase Agreement with an accredited investor for the sale of 1,052,725 shares of Class A Common Stock (the “Accredited Investor Shares”) at a price of $0.95 per share resulting in gross proceeds of approximately $1,000. The investor also received a warrant (the “Accredited Investor Warrant”) to purchase 500,045 shares of Class A Common Stock at $0.96 per share, which is exercisable for three years.

September 2025 Warrant Exercise Inducement

On September 3, 2025, the Company entered into a warrant exercise inducement offer letter (the “Inducement Letter”) with a holder (the “Holder”) of outstanding warrants to purchase shares of the Company’s Class A Common Stock. Pursuant to the Inducement Letter, the Holder exercised for cash warrants to purchase 5,486,467 shares of Class A Common Stock, consisting of (i) 1,484,953 shares underlying the Series A Common Stock Purchase Warrants (the “Series A Warrants”), (ii) 1,484,952 shares underlying the Series B Common Stock Purchase Warrants (the “Series B Warrants,” and together with the Series A Warrants, the “Existing Warrants”, and (iii) 2,516,562 shares underlying warrants the Company issued in April 2025 (the “Common Warrants”) to the Holder, at the current exercise price of $0.8202 per share. The Company received gross proceeds of approximately $4,500 from the exercise of these warrants.

In consideration for the Holder’s agreement to exercise the warrants for cash, the Company agreed to issue to the Holder new warrants (the “Inducement Warrants”) to purchase up to an aggregate of 8,229,701 shares of its Class A Common Stock at an exercise price of $1.08 per share. The Inducement Warrants will become exercisable upon stockholder approval and will expire five years from the initial exercise date.

In addition, the Company amended the Series B Warrants held by the Holder and not exercised pursuant to the Inducement Letter, extending their expiration date to April 3, 2030.

Roth Capital Partners, LLC (“Roth”) acted as financial advisor to the Company in connection with the transactions warrant exercise inducement. The Company agreed to pay Roth a cash placement fee equal to 7.0% of the aggregate gross proceeds from the exercise of the warrants and to issue to Roth warrants to purchase up to 384,053 shares of its Class A Common Stock (representing 7.0% of the sum of the warrants exercised) at an exercise price of $1.08 per share.

Note 21 - Subsequent Events

In December 2024, the Company entered into a $200 short-term loan agreement with an unrelated financing company.

Also in December 2024, the Company entered into an agreement for the purchase and sale of future receipts with an unrelated buyer pursuant to which the Company agreed to sell to the buyer certain future trade receipts in the aggregate amount of $710 (the “Future Receipts Purchased Amount”) for net proceeds to the Company of $480. Under the agreement, the Company granted the buyer a security interest in all of the Company’s present and future accounts receivable in an amount not to exceed the Future Receipts Purchased Amount. The Future Receipts Purchased Amount shall be repaid by the Company in weekly installments ranging from $9 to $22, payable through September 2025.